Other Investments - Schedule of Other Investments Consist of Keyman Life Insurance Policies (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Other Investments Consist of Keyman Life Insurance Policies [Abstract]
- Keyman insurance policies	$ 123,506	$ 158,809	$ 152,217	$ 124,505